INTEREST IN GIBRALTAR JOINT VENTURE	12 Months Ended
Dec. 31, 2023
Disclosure of joint ventures [abstract]
INTEREST IN GIBRALTAR JOINT VENTURE [Text Block]

3. INTEREST IN GIBRALTAR JOINT VENTURE

On March 31, 2010, the Company entered into an agreement with Cariboo Copper Corp. ("Cariboo") whereby the Company contributed certain assets and liabilities of the Gibraltar mine, operating in British Columbia, into an unincorporated joint venture to acquire a 75% interest in the joint venture. Cariboo contributed $186,800 to purchase the remaining 25% interest.

The assets and liabilities contributed by the Company to the joint venture were mineral property interests, plant and equipment, inventories, prepaid expenses, reclamation deposits, capital lease obligations, and site closure and reclamation obligations. Certain key strategic, operating, investing and financing policies of the joint venture require unanimous approval such that neither venturer is in a position to exercise unilateral control over the joint venture. The Company continues to be the operator of the Gibraltar mine.

On March 15, 2023, the Company completed the acquisition of a 50% interest in Cariboo (Note 4) for an additional 12.5% effective interest in the Gibraltar mine. Under the terms of the agreement, Taseko has acquired Sojitz's 50% interest in Cariboo and holds directly and indirectly an effective 87.5% interest in the Gibraltar mine on March 15, 2023. The Company has joint control over the joint arrangement and consolidates its 87.5% (prior to March 15, 2023 - 75%) effective interest of all the joint venture's assets, liabilities, income and expenses.

The following is a summary of the Gibraltar joint venture financial information on a 100% basis.

	As at December 31,
	2023	2022
Cash and equivalents	1,267	82,408
Other current assets	162,232	142,479
Current assets	163,499	224,887
Non-current assets	1,153,179	1,046,997

Accounts payable and accrued liabilities	66,421	59,186
Other current financial liabilities	28,914	33,143
Current liabilities	95,335	92,329
Long-term debt	37,732	45,100
Provision for environmental rehabilitation	159,589	143,256
Non-current liabilities	197,321	188,356

	Years ended December 31,
	2023	2022
Revenues	622,008	512,950
Production costs	(374,065)	(380,523)
Depletion and amortization	(73,781)	(76,484)
Other operating expense	(4,430)	(4,458)
Interest expense	(11,993)	(4,935)
Interest income	1,211	336
Foreign exchange (loss) gain	(1,153)	919
Comprehensive income for joint arrangement	157,797	47,805